COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
MARCH 31, 1997
(UNAUDITED)

COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 1997

------------------------------------------------------------------------------------------------------------------------------------

          PRINCIPAL
           AMOUNT
RATING*     (000)                           DESCRIPTION                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                        COMMERCIAL MORTGAGE-BACKED SECURITIES  98.2%

                        AETNA COMMERCIAL MORTGAGE,
  AAA       $2,000                6.59%, Series 1995-C5, Class A2, 12/26/30                              $1,968,689
  AA+          500                6.89%, Series 1995-C5, Class C, 12/26/30                                  478,242
                        ASSET SECURITIZATION CORP.,
  AA         1,000                7.36%, Series 1996-D2, Class A2 , 02/14/29                                980,937
  AAA        2,500                7.47%, Series 1996-D3, Class A1D, 10/13/26                              2,475,781
                        CBA MORTGAGE CORP.
   A           367                7.73%, Series 1993-C1, Class D, 12/25/03                                  366,580
  BBB        1,000                7.96%, Series 1993-C1, Class D, 12/25/03                                1,001,959
                        CAROLINA FIRST BANK,
  BBB        3,000                7.64%, Series 1996 C1, Class B, 03/18/27                                3,022,500
                        CAROUSEL CENTER FINANCE, INC.,
 BBB+        1,418                7.53%, Series 1, Class C, 10/15/07                                      1,411,388
                        CENTRAL LIFE ASSURANCE CO.,
  AA+        3,444                8.90%, Series 1994-1, Class A2, 11/01/20                                3,568,540
                        CITIBANK, N.A. MULTIFAMILY MORTGAGE,
 BBB+        3,000                8.00%, Series 1994-1, Class M1, 01/25/19                                2,987,892
                        CS FIRST BOSTON MORTGAGE SECURITIES CORP.,
  AAA        3,084                6.45%, Series 1995-WF1, Class A1, 12/21/27                              3,004,824
  BBB          500                8.01%, Series 1995AEW1, Class D, 11/25/27                                 497,031
                        DLJ MORTGAGE ACCEPTANCE CORP.
  BBB        3,000                9.40%, Series 1993-MF7, Class B, 06/18/03                               3,163,403
                        FDIC REAL ESTATE MORTGAGE INSURANCE CORP.,
  AA         4,000                8.45%, Series 1994-C1, Class 2C, 09/25/25                               4,114,375
  AAA          383                7.85%, Series 1994-C1, Class 2A2, 09/25/25                                386,801
  BBB        3,000                7.25%, Series 1996-C1, Class ID, 05/25/26                               2,899,687
                        GOLDMAN SACHS,
  AAA        2,500#               7.41%, Series 1996, Class A2, 02/15/27                                  2,484,766
                        GENERAL MOTORS ACCEPTANCE CORP.,
  BB+        3,000                7.86%, Series 1996-C1, Class E. 10/15/28                                2,843,438
                        J.P. MORGAN, COMMERCIAL MORTGAGE FINANCE CORP.,
  BBB        2,500                7.30%, Series 1996-C2, Class D, 11/25/27                                2,410,251
                        KIDDER PEABODY ACCEPTANCE CORP. 1,
   A         2,500                7.00%, Series 1994-C1, Class C, 02/01/06                                2,470,486
                        LB COMMERCIAL CONDUIT MORTGAGE TRUST,
  BBB        2,000                7.05%, Series 1995-C2, Class D, 09/25/25                                1,908,213
                        LENNAR UNITED STATES PARTNERS, LTD.,
  BB           873                11.70%, Series 1995-1, Class F, 05/15/05                                  873,304
                        LTC COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES,
   A         2,125                9.50%, Series 1994-1, Class C, 06/15/26                                 2,201,538
  BBB        2,000                7.97%, Series 1996, Class D, 04/15/28                                   1,991,875
                        MERRILL LYNCH MORTGAGE INVESTMENTS, INC., PASS-THROUGH CERTIFICATES,
   A         1,000                7.58%, Series 1995-C1, Class C, 05/25/15                                  987,033
 BBB-        3,000                6.96%, Series 1996-C1, Class A3, 11/21/28                               2,687,344
                        MORGAN STANLEY CAPITAL INVESTMENTS, INC., PASS-THROUGH CERTIFICATES,
 Baaa3       3,000                7.85%, Series 1997-C1, Class E, 02/15/20                                2,932,500
  BBB        3,500                7.10%, Series 1995, Class d, 02/15/27                                   3,565,625
 BBB-        1,700                7.51%, Series 1996-C1, Class D2, 02/15/06                               1,604,375
                        MIDLAND REALTY ACCEPTANCE CORP.,
  BBB        3,000                7.64%, Series 1996-C2, Class D, 01/25/29                                2,956,406

                       See Notes to Financial Statements

                                       1



COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

          PRINCIPAL
           AMOUNT
RATING*     (000)                          DESCRIPTION                                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------

                       MORTGAGE CAPITAL FUNDING, INC.,

  BBB       $2,000               8.52%, Series 1994-MC1, Class A5, 06/25/19                             $2,026,495
 BBB-        2,368               7.70%, Series 1996-MC1, Class F, 05/15/06                               2,263,028
                       NATIONSLINK FUNDING CORP.,
 BBB-        2,700               7.69%, Series 1996-1, Class E, 02/20/06                                 2,620,165
                       NB COMMERCIAL MORTGAGE CERTIFICATE
  BB         2,500               8.73% Series FSI, Class E, 10/20/23                                     2,041,406
                       NOMURA ASSET CAPITAL CORP.,
  BBB        1,000               7.64%, Series 1993-M1, Class A1, 11/25/03                                 998,204
                       OREGON COMMERCIAL MORTGAGE,
   A         3,000               7.60%, Series 1995 - 1 Class C, 06/01/23                                2,971,476
                       PAINE WEBBER MORTGAGE ACCEPTANCE CORP.,
  BBB        2,000               7.30%, Series 1995 MI, Class D, 01/15/07                                1,973,025
   A         2,000               6.90%, Series 1995 M2, Class C, 12/01/03                                1,965,501
                       PHOENIX REAL ESTATE SECURITIES, INC.,
 BBB+        3,545               8.00%, Series 1993-1, Class C 11/25/23                                  3,572,141
                       RESOLUTION TRUST CORP.,
   A         1,820               7.10%, Series 1993-C3, Class D, 12/25/24                                1,790,068
  BBB        3,000               8.00%, Series 1994-C1, Class C, 06/25/26                                3,023,438
   A           585               8.00%, Series 1994-C1, Class D, 06/25/26                                  582,927
  BBB        2,500               10.625%, Series 1994-N2, Class A, 12/14/04                              2,500,000
  AAA        2,000               6.90%, Series 1995-C1, Class A2C, 02/25/27                              1,992,500
  BBB        3,000               6.90%, Series 1995-C1, Class D, 02/25/27                                2,835,000
  AAA        2,500               6.55%, Series 1995-C2, Class A1C, 05/25/27                              2,420,702
  BB         2,385               8.00%, Series 1994-C2, Class G, 04/25/25                                2,274,828
  BBB        2,767               7.00%, Series 1995-C2, Class D, 05/25/27                                2,613,176
                       SALOMON BROTHERS MORTGAGE SECURITIES,
  AA         3,000               7.127%, Series 1996-C1, Class B, 01/20/28                               2,906,250
                       SOUTHERN PACIFIC SECURITIES,
  BBB        1,000               7.125% Series 1996-C1, Class D, 09/25/26                                1,018,125
                       STRUCTURED ASSET SECURITIES CORP. MULTI,
  BBB        3,000               7.375%, Series 1995-C1, Class D, 09/25/24                               2,902,161
  AA         1,900               7.00%, Series 1995-C4, Class C, 06/25/26                                1,856,062
  BB+        3,000               7.75%, Series 1996-CFL, Class F, 02/25/28                               2,856,563
  BBB        1,970               7.75%, Series 1996-CFL, Class E, 02/25/28                               1,937,343
                       TVO SOUTHWEST,
   A         4,500               9.38%, Series 1994-MF1, Class A2, 11/18/04                              4,758,879
                       WHP COMMERCIAL MORTGAGE,
   A         2,000               7.76%, Series 1995-C1, Class C, 07/20/25                                2,016,733
                                                                                                      ------------
                       TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $124,709,666)                $124,961,979
                       SHORT-TERM INVESTMENTS                                                   1.8%
                       FEDERAL HOME LOAN BANK DISCOUNT NOTES
             2,300     6.50% DUE 04/1/97 (COST $2,300,000)                                               2,300,000
                                                                                                      ------------
                       TOTAL INVESTMENTS (COST $127,009,666)                                  100.0%  $127,261,979
                       OTHER ASSETS IN EXCESS OF LIABILITIES                                    0.0%        37,286
                                                                                              --------------------
                       NET ASSETS                                                             100.0%  $127,299,265
                                                                                              ====================
---------------------


* USING THE HIGHER OF STANDARD & POOR'S, MOODY'S OR FITCH'S RATING.
# Principal amount of securities pledged as collateral of $2,500,000 on 333 net short U.S. Treasury Notes and 250 long U. S. Treasury Bonds future contracts expiring June 1997. The value of such contracts on March 31, 1997 was $67,841,828, thereby resulting in an unrealized gain of $168,219.

                       See Notes to Financial Statements

COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $127,009,666)                           $127,261,979
Cash                                                                     103,006
Interest receivable                                                      775,428
Other assets                                                               5,933
                                                                    ------------
                                                                     128,146,346
                                                                    ------------
LIABILITIES
Dividends payable                                                        784,411
Accrued expenses payable                                                  53,545
Futures margin payable                                                     9,125
                                                                    ------------
                                                                         847,081
                                                                    ------------

NET ASSETS                                                          $127,299,265
                                                                    ============

Net assets were comprised of :
  Common stock, at par                                              $        125
  Paid-in capital in excess of par                                   126,297,778
  Accumulated net realized gain                                          578,415
  Net unrealized appreciation                                            422,947
                                                                    ------------
  Net assets                                                        $127,299,265
                                                                    ============

Net asset value per share                                           $   1,015.35
                                                                    ============

Total shares outstanding                                                 125,375
                                                                    ============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements

COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  For the Period
                                                                      10/1/96
                                                                      through
                                                                      3/31/97
                                                                    -----------
INVESTMENT INCOME:
    Interest                                                        $ 4,796,506
                                                                    -----------

EXPENSES:
    Investment advisory fee                                             157,862
    Administration fee                                                  145,233
    Custodian fee                                                        16,267
    Transfer agent fee                                                   19,193
    Legal and audit                                                       6,872
    Printing                                                              6,279
    Registration fees                                                     3,049
    Trustees fees                                                         1,371
    Other                                                                 6,699
                                                                    -----------
      Total expenses                                                    362,825

      Less fees voluntarily waived                                     (129,189)
                                                                    -----------
        Total expenses                                                  233,636
                                                                    -----------
    Net investment income                                             4,562,870
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on:
    Investment transactions                                             876,839
    Futures contracts                                                     5,666
                                                                    -----------
                                                                        882,505
                                                                    -----------
Net change in unrealized appreciation on:
    Investments                                                          50,728
    Futures contracts                                                    98,125
                                                                    -----------
                                                                        148,853
                                                                    -----------
Net gain on investments                                               1,031,358
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 5,594,228
                                                                    ===========

--------------------------------------------------------------------------------

                       See Notes to Financial Statements

COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------



                                            For the Period   For the Period  For the Period  For the Period
                                                10/1/96           4/1/96         7/1/95          10/4/94*
                                                through          through         through         through
INCREASE (DECREASE) IN NET ASSETS:              3/31/97          9/30/96         3/31/96         6/30/95
                                             -----------      -----------    -------------    -------------
                                             (UNAUDITED)

Operations:
    Net investment income                  $   4,562,870    $   4,517,391    $   6,730,980    $   5,719,137
    Net realized gain on investments             882,505          152,944        1,500,904        3,568,972
    Net unrealized appreciation
        (depreciation) on investments            148,853         (512,048)      (2,710,415)       3,496,556
                                           -------------    -------------    -------------    -------------
    Net increase in net assets resulting
        from operations                        5,594,228        4,158,287        5,521,469       12,784,665
                                           -------------    -------------    -------------    -------------
Distributions to shareholders from:
    Net investment income                     (4,562,870)      (4,517,391)      (6,730,980)      (5,719,137)
    Net realized gain                         (1,202,447)            --         (4,324,463)            --
                                           -------------    -------------    -------------    -------------
                                              (5,765,317)      (4,517,391)     (11,055,443)      (5,719,137)
                                           -------------    -------------    -------------    -------------
Capital share transactions:
    Proceeds from shares subscribed                 --               --               --        100,000,000
    Net asset value of shares issued
        in reinvestment of
        dividend distributions                 5,732,317        4,527,992       10,293,458        5,719,137
                                           -------------    -------------    -------------    -------------
    Total increase in net assets               5,561,228        4,168,888        4,759,484      112,784,665
                                           -------------    -------------    -------------    -------------
NET ASSETS:
    Beginning of period                      121,738,037      117,569,149      112,809,665           25,000
                                           -------------    -------------    -------------    -------------
    End of period                          $ 127,299,265    $ 121,738,037    $ 117,569,149    $ 112,809,665
                                           =============    =============    =============    =============

------------------------------------------------------------------------------------------------------------

* Commencement of operations.


                       See Notes to Financial Statements

COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT           For the Period  For the Period  For the Period  For the Period
   THE PERIOD:                              10/1/96 through  4/1/96 through  7/1/95 through  10/6/94 (a) through
                                                3/31/97         9/30/96         3/31/96         6/30/95
                                            ---------------  --------------  --------------  -------------------
                                              (Unaudited)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period          $  1,016.08     $  1,019.41     $  1,068.11     $  1,000.00
                                              -----------     -----------     -----------     -----------
    Net investment income (b)                       37.12           38.33           61.37           55.81
    Net realized and unrealized gain
        (loss) on investments                        9.13           (3.33)          (9.06)          68.11
                                              -----------     -----------     -----------     -----------
    Net increase from investment
        operations                                  46.25           35.00           52.31          123.92
                                              -----------     -----------     -----------     -----------
    Distributions from net investment
        income                                     (37.12)         (38.33)         (61.37)         (55.81)
    Distributions from net realized
        capital gains                               (9.86)         (39.64)
                                              -----------     -----------     -----------     -----------
          Total dividends and distributions        (46.98)         (38.33)        (101.01)         (55.81)
                                              -----------     -----------     -----------     -----------
Net asset value, end of period                $  1,015.35     $  1,016.08     $  1,019.41     $  1,068.11
                                              ===========     ===========     ===========     ===========

TOTAL RETURN                                        4.76%           3.53%           5.02%          12.78%
Ratios / Supplemental data
Net assets, end of period
    (in thousands)                            $   127,299     $   121,738     $   117,569     $   112,810
Ratio of expenses to average
    net assets (b)                                  0.37%           0.37%           0.37%           0.37%
Ratio of expenses to average
    net assets (excluding waivers)                  0.57%           0.51%           0.37%           0.45%
Ratio of net investment income to
    average net assets (b)                          7.23%           7.60%           7.77%           7.54%
Ratio of net investment income to
    average net assets
    (excluding waivers)(b)                          7.02%           7.45%           7.76%           7.46%
Portfolio turnover                                    26%             24%            119%            215%

------------------------------------------------------------------------------------------------------------

(a) Commencement of investment operations.

(b) Annualized


                       See Notes to Financial Statements

COMPASS CAPITAL FUNDS
THE MULTI-SECTOR MORTGAGE SECURITIES PORTFOLIO III
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

        Compass Capital FundsSM (the "Fund") (formerly The PNC(R) Fund) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 31 investment portfolios. These financial statements relate to the Fund's Multi-Sector Mortgage Securities Portfolio III (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

        As of March 31, 1997, 99.97% of the shares of capital stock of the Portfolio are owned by Ameritech Pension/VEBA Fund.

        The following is a summary of significant accounting policies followed by the Fund.

SECURITIES VALUATION: The Fund values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Fund's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

        Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity from date of purchase exceeded 60 days.

        In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES TRANSACTIONS: The Portfolio may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME:   Securities  transactions  are
recorded on the trade date. Realized and unrealized gains or losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Fund accretes premium or amortizes discount on securities purchased using the interest method.

TAXES: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

        Pursuant to an Investment Advisory Agreement, BlackRock Financial Management, Inc. ("BlackRock"), an indirect wholly-owned subsidiary of PNC Bank Corp., serves as investment adviser to the Portfolio. For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the annual rate of .25% of the Portfolio's average daily net assets.

        BlackRock may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the six month period ended March 31, 1997, no advisory fees were waived for the Portfolio.

        PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., Compass Capital Group, Inc. ("CCG"), an indirect wholly-owned subsidiary
of  PNC  Bank   Corp.,   and   Compass   Distributors,   Inc.   ("CDI")  act  as
co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates: .23% of the first $500 million,
 .21% of the next $500 million, .19% of the next $1 billion and .18% of the average daily net assets in excess of $2 billion.

        PFPC, CCG and CDI may, at their discretion, voluntarily waive all or any portion of their administration fees for the Portfolio. For the six month period ended March 31, 1997, administration fees and waivers for the Portfolio were as follows:

                                     GROSS                              NET
                                 ADMINISTRATION                   ADMINISTRATION
                                      FEE              WAIVER           FEE
                                 --------------        ------     --------------
Multi-Sector Mortgage
Securities Portfolio III           $145,233           $129,189       $16,044


        In addition, PNC Bank, National Association serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent.

        BlackRock voluntarily agreed to waive fees and reimburse expenses to the extent necessary to cap the Portfolio's expenses (exclusive of advisory fees) at no more than .12% of its average daily net assets for the six month period ended March 31, 1997.

NOTE 3. PORTFOLIO SECURITIES

        Purchases and sales of investment securities, other than short-term investments and government securities, for the six month period ended March 31, 1997 were $33,610,170 and $28,780,145, respectively. Purchases and sales of government securities for the six month period ended March 31, 1997 were $2,684,277 and $2,690,742, respectively. The federal income tax basis of the investments of the Portfolio at March 31, 1997 was $127,009,666 and, accordingly, as of March 31, 1997 net unrealized appreciation for federal income tax purposes aggregated $252,313 which $1,403,495 related to appreciated securities and $1,151,182 related to depreciated securities.

NOTE 4. CAPITAL SHARES

        Transactions in capital shares were as follows:

                                   For the
                                   Period      For the     For the     For the
                                   10/01/96    Period      Period      Period
                                   Through     04/01/96    07/01/95    10/04/94*
                                   03/31/97    Through     Through     Through
                                  (Unaudited)  09/30/96    03/31/96    06/30/95
                                  ----------   --------    --------    --------

SHARES SUBSCRIBED ................       --         --           --      100,000
Shares issued in connection with
  the reinvestment of dividends
  and distributions ..............    5,563      4,481        9,740        5,591
                                      -----      -----      -------      -------
                                      5,563      4,481        9,740      105,591
Shares redeemed ..................       --         --           --          --
                                      -----      -----      -------      -------
Net Increase .....................    5,563      4,481        9,740      105,591
                                      =====      =====      =======      =======

* Commencement of operations.

NOTE 5. MERGER

        On September 28, 1995 and September 29, 1995, respectively, the Board of Directors of The BFM Institutional Trust, Inc. ("BIT") and the Board of Trustees of the Fund approved an asset purchase agreement between BIT and the Fund providing for the acquisition by the Fund of all of the assets and liabilities of the BIT Multi-Sector Mortgage Securities Portfolio III (the "BIT Predecessor Portfolio") in exchange for shares of the Portfolio. At a special meeting of shareholders held on December 20, 1995, the shareholders of the BIT Predecessor Portfolio approved the asset purchase agreement. Pursuant to the asset purchase agreement, on April 25, 1996, all of the assets and liabilities of the BIT Predecessor Portfolio were transferred to the Fund in a tax-free exchange for Institutional shares of the Portfolio. The details of this business combination are set forth below.

        The following table summarizes certain relevant information of the Fund prior to and immediately after the above-referenced combination. The BIT Predecessor Portfolio was the accounting survivor in this business combination, and the Portfolio maintains all of the operating history of the BIT Predecessor Portfolio.



                        BFM Institutional Trust, Inc.                                  The Compass Capital Funds
------------------------------------------------------------------   ------------------------------------------------------
                                                                                                       Combined
                                                      Unrealized                         Shares       Net Assets
                                       Net Asset     Appreciation          New          Issued in        After         NAV
                         Shares at     Value at     (Depreciation)      Portfolio       Business       Business        per
Fund Name                4/25/96        4/25/96       at 4/25/96          Name         Combination    Combination     Share
---------                --------    ------------   --------------   ---------------   -----------    -----------     -----
BFM Multi-Sector                                                     Compass Capital
Mortgage Portfolio III    116,079    $117,356,191     ($623,301)     Multi-Sector
                                                                     Mortgage
                                                                     Portfolio III       116,079     $117,356,191    $1,011


                    COMPASS BOARD

                    INVESTMENT ADVISER
                    BlackRock Financial Management, Inc.
                    New York, NY 10154

                    CUSTODIAN

                    PNC Bank, National Association
                    Philadelphia, PA 19101

                    CO-ADMINISTRATOR AND TRANSFER AGENT
                    PFPC Inc.
                    Wilmington, DE 19809

                    CO-ADMINISTRATOR AND DISTRIBUTOR
                    Compass Distributors, Inc.
                    West Conshohocken, PA 19428

                    CO-ADMINISTRATOR
                    Compass Capital Group, Inc.
                    New York, NY 10154

                    COUNSEL

                    Drinker, Biddle & Reath, LLP
                    Philadelphia, PA 19107

                    INDEPENDENT ACCOUNTANTS
                    Coopers & Lybrand, L.L.P.
                    Philadelphia, PA 19103

                    This  report is for  shareholder
                    information.   This   is  not  a
                    prospectus  intended  for use in
                    the  purchase  or  sale  of Fund
                    shares.

                    Compass Capital Funds
                    103 Bellevue Parkway
                    Wilmington, DE 19809

--------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

--------------------------------------------------------------------------------